Investment in associates and joint ventures	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Investment in associates and joint ventures

14. Investment in associates and joint ventures

	Associates $m	Joint ventures $m	Total $m
Cost
At 1 January 2017	113	26	139
Additions	47	—	47
Share of profits/(losses)	2	1	3
Disposals	(9)	—	(9)
Distributions	(4)	—	(4)
Exchange and other adjustments	2	—	2

At 31 December 2017	151	27	178
Additions	3	—	3
Share of profits/(losses)	(6)	5	(1)
Distributions	(5)	(32)	(37)
Exchange	(3)	—	(3)

At 31 December 2018	140	0	140

Impairment
At 1 January 2017	(28)	—	(28)
Charge for the year	(18)	—	(18)

Disposals	9	—	9
At 31 December 2017	(37)	—	(37)
Exchange	1	—	1

At 31 December 2018	(36)	0	(36)

Net book value
At 31 December 2018	104	0	104
At 31 December 2017	114	27	141
At 1 January 2017	85	26	111

All associates and joint ventures are accounted for using the equity method.

During the year, the Group received a distribution of $32m from a joint venture following the sale of the hotel owned by the joint venture.

Impairment charges of $18m and $16m in 2017 and 2016 respectively, related to the Barclay associate (see below) and resulted from the depressed trading outlook for the New York hotel market and the high costs of renovating the hotel. The recoverable amount of the investment was measured at its fair value less costs of disposal, based on the Group’s share of the market value of the hotel less debt in the associate. The hotel was appraised by a professional external valuer using an income capitalisation approach which is a discounted cash flow technique that measures the present value of projected income flows (over a 10-year period) and the reversion of the property sale. Within the fair value hierarchy, this is categorised as a Level 3 fair value measurement. In addition to the projected income flows, the key assumptions used were a discount rate of 7.3% (2016: 7.3%) and a terminal capitalisation rate of 6.3% (2016: 6.0%).

Barclay associate

The Group held one material associate investment at 31 December 2018, a 19.9% interest in 111 East 48th Street Holdings, LLC (the Barclay associate) which owns InterContinental New York Barclay (the hotel), a hotel managed by the Group. The hotel reopened for trading in April 2016 following a major renovation. The investment is classified as an associate and equity accounted. Whilst the Group has the ability to exercise significant influence through certain decision rights, approval rights relating to the hotel’s operating and capital budgets rest solely with the 80.1% majority member. The Group’s ability to receive cash dividends is dependent on the hotel generating sufficient income to satisfy specified owner returns.

In March 2017, the Group invested $43m in the Barclay associate in conjunction with a refinancing of the hotel. The cash was used to repay a $43m supplemental bank loan for which the Group had previously provided an indemnity for 100% of the related obligations. As a consequence, the indemnity has been extinguished.

Summarised financial information in respect of the Barclay associate is set out below:

	31 December 2018 $m	31 December 2017 $m
Non-current assets	529	540
Current assets	70	41
Current liabilities	(17)	(19)
Non-current liabilities	(319)	(287)

Net assets	263	275

Group share of reported net assets at 19.9%	52	55
Adjustments to reflect capitalised costs, and additional rights and obligations under the shareholder agreement	7	10

Carrying amount	59	65

	12 months to 31 December 2018 $m	12 months to 31 December 2017 $m
Revenue	103	90
Loss for the period	(13)	(16)
Group’s share of loss for the period, including the cost of funding owner returns	(8)	(4)

Other associates and joint ventures

The summarised aggregated financial information for individually immaterial associates and joint ventures is set out below. These are mainly investments in entities that own hotels which the Group manages.

	Associates			Joint ventures			Total
	2018 $m	2017 $m	2016 $m	2018 $m	2017 $m	2016 $m	2018 $m	2017 $m	2016 $m
Share of profits/(losses)
Operating profits before exceptional items	2	6	5	5	1	1	7	7	6